Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
EBP, Description of Plan	DESCRIPTION OF PLAN
The following description of the Post Holdings, Inc. Savings Investment Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan, the purpose of which is to permit deferrals of compensation by eligible employees of Post Holdings, Inc. (“Post” or the “Company”) and of participating subsidiaries and affiliates and to provide these employees with the opportunity to invest in funds for the purpose of saving for retirement.
The Plan is subject to certain provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the Internal Revenue Code of 1986, as amended (the “Code”). The Plan is designed to meet ERISA’s reporting and disclosure and fiduciary requirements, as well as to meet the minimum standards for participation and vesting. The Plan is also intended to qualify as a cash or deferred profit sharing plan under section 401(k) of the Code.
Plan Participation
All regular sales, administrative and clerical employees, and certain production employees, subject to the terms within the applicable collective bargaining agreements, may be eligible to participate in the Plan subject to the Plan’s eligibility rules. Eligible employees generally may begin making employee deferrals on their date of hire.
Plan Administration
The Plan is administered by the Company. Except for matters required by the terms of the Plan to be decided by the trustee, matters delegated to the Benefit Administration Committee (the “BAC”) or matters delegated to the Company’s Employee Benefit Trustees Committee (the “EBTC”), the Plan administrator has the exclusive right to interpret the Plan and to decide any and all matters arising under the Plan or in connection with its administration. The Plan designates the EBTC as having certain rights and obligations to control and manage Plan assets, to select investment funds available for investment by Plan participants and to appoint and remove the trustee and any investment managers retained in connection with the investment of Plan assets. The Plan designates the BAC as the claims fiduciary for the Plan. Certain Plan expenses are paid by the Company.
Contributions
In 2025, the pre-tax contribution amount, Roth contribution (after-tax) amount or combination of pre-tax and Roth contributions was limited to $23,500 per calendar year for each participant, and a catch-up contribution for individuals age 50 or over was limited to $7,500 per calendar year for each participant. Subject to such limitations, participants may generally make Roth or pre-tax contributions of 1% to 50% of their compensation, subject to the terms within the applicable collective bargaining agreements, in 1% increments.
Participant contributions may be invested in any of the available investment funds. Participant contributions, and earnings thereon, are vested and non-forfeitable from the time made.
The Company generally matches a percentage of compensation that a participant contributes to the Plan in amounts defined by the terms of the Plan. Effective January 1, 2018, eligibility for Company safe harbor matching contributions for eligible employees hired on or after January 1, 2018 generally begins on the first month following one year of service. Company contributions made on or after January 1, 2018 and earnings thereon generally vest 100% upon eligibility, except for individuals subject to certain collective bargaining agreements. For contributions made prior to January 1, 2018, Company contributions and earnings thereon vest at a rate of 25% for each year of credited service for most participants, but the vesting schedule differs for certain participant groups. Employees of certain Company production facilities, who are subject to a collective bargaining agreement, are subject to different pre-tax limits and matching contribution levels. In addition, certain production employees receive non-matching Company contributions.
Investment Options
All contributions are deposited by the Company in trust funds held by Vanguard Fiduciary Trust Company (“Vanguard”) or any successor trustee as may be selected by the EBTC. The values of the trust funds change according to increases or decreases in the values of the investments, gains or losses on sales of investments held therein and income from dividends and interest. In addition, The Vanguard Group, Inc. performs all record-keeping functions for the Plan. The trustee maintains as many separate investment funds within its trust funds, with different investment objectives, as the EBTC deems advisable. Participants are able to allocate their contributions among the available investment options, including mutual funds, collective trusts and a Company common stock fund.
Withdrawals, Notes Receivable and Forfeitures
Upon participant termination, retirement, disability or death, or in the event of termination of the Plan without establishment of a successor plan, the amount in the trust fund credited to each participant will be distributed to the participant or to the participant’s beneficiary or other legal representative. Under the Plan, a participant may elect from several alternatives regarding the timing of distributions. Plan withdrawals from certain contribution accounts may be made prior to termination or retirement if a participant is at least age 59-1/2 or for cases of hardship. Hardship withdrawals are limited to the amount required to meet the need created by the hardship and are made in accordance with guidelines determined by the Company, as defined within the Plan document.
The Plan, subject to certain rules and regulations, permits participants to borrow from their vested account balances. Such loans will be permitted for any purpose, provided certain Plan conditions and certain other conditions as prescribed by federal law are met. Generally, participants may borrow a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. The loans are collateralized by the balance in the participant’s account and bear interest equal to the prime rate as most recently adjusted, on a quarterly basis, and as reported in The Wall Street Journal, plus one percentage point. Principal and interest are generally paid ratably through payroll deductions for each pay period in which the participant receives compensation from the Company.
Upon termination of employment, any Company matching contributions and the earnings thereon which are not vested will be forfeited, but will be restored if the participant again becomes an eligible employee within five years after termination. Amounts forfeited are used to fund Company matching contributions required under the Plan. Forfeitures, net of amounts restored, were immaterial during the year ended December 31, 2025.
Amendments and Termination
The Board of Directors of the Company delegated authority to amend the Plan to the Company’s President and Chief Executive Officer, General Counsel and Senior Vice President and Chief Human Resources Officer, provided that any such amendment is not reasonably expected to increase the Company’s liability with respect to the Plan by more than $40.0 million, determined on a present value basis. The Company may terminate the Plan or amend the Plan so that Company matching contributions cease, subject to the provisions of ERISA. In the case of Plan termination, unvested Company matching contributions credited to a participant’s account shall automatically vest.
SECURE 2.0 Act
In December 2022, the SECURE 2.0 Act was enacted which contains both required and optional provisions for retirement plans. The Company adopted certain provisions of the SECURE 2.0 Act effective January 1, 2026, which will impact the Plan beginning in 2026.